OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses

	December 31,
	2016	2015

Prepaid expenses and advanced payments	$4,928	$5,407
Government authorities	4,388	4,695
Derivative instruments	565	-
Deposits with escrow agent (see also Note 1b2 and 1b4)	585	1,760
Other receivables	2,121	576

	$12,587	$12,438